Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Teucrium 2x Daily Corn ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Corn ETF
Class Name	Teucrium 2x Daily Corn ETF
Trading Symbol	CXRN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of December 12, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/cxrn. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/cxrn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium 2x Daily Corn ETF	$5*	0.95%
[1]
Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Teucrium 2x Daily Corn ETF (CXRN) seeks to provide daily leveraged exposure to the price of corn to seek returns equal to 200% of the daily price performance of corn.
• CXRN NAV 2024 Total Return +6.89% (since inception 12/12/2024)
• S&P 500 Total Return -2.74% (12/12/2024 -12/31/2024)
• Rolling 1 month futures performance for corn +3.95% (12/12/2024 -12/31/2024)
• Performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of corn will also play a significant role.
Additionally, its long-term performance is negatively impacted by volatility drag, daily compounding, and the potential effects of contango in futures markets. While it can perform well in sustained trending markets, it typically suffers in volatile or sideways markets due to amplified losses and erosion of value over time. The ETF is designed for short-term tactical trades, not long-term holding, as the combination of volatility and compounding often leads to significant underperformance relative to expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/12/2024)
Teucrium 2x Daily Corn ETF NAV	6.89
S&P 500 TR	-2.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/cxrn for more recent performance information. Visit https://teucrium.com/etfs/cxrn for more recent performance information.
Net Assets	$ 2,134,887
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 947
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,134,887
Number of Holdings	1
Net Advisory Fee	$947
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Corn Futures	6.3%

Updated Prospectus Web Address	https://teucrium.com/etfs/cxrn
Teucrium 2x Daily Wheat ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Wheat ETF
Class Name	Teucrium 2x Daily Wheat ETF
Trading Symbol	WXET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of December 12, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/wxet. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/wxet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium 2x Daily Wheat ETF	$5*	0.95%
[2]
Expenses Paid, Amount	$ 5	[2]
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Teucrium 2x Daily Wheat ETF (WXET) seeks to provide daily leveraged exposure to the price of wheat to seek returns equal to 200% of the daily price performance of wheat.
• WXET NAV 2024 Total Return -2.51% (since inception 12/12/2024)
• S&P 500 Total Return -2.74% (12/12/2024 -12/31/2024)
• Rolling 1 month futures performance for wheat +0.08% (12/12/2024 -12/31/2024)
• Performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of wheat will also play a significant role.
Additionally, its long-term performance is negatively impacted by volatility drag, daily compounding, and the potential effects of contango in futures markets. While it can perform well in sustained trending markets, it typically suffers in volatile or sideways markets due to amplified losses and erosion of value over time. The ETF is designed for short-term tactical trades, not long-term holding, as the combination of volatility and compounding often leads to significant underperformance relative to expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/12/2024)
Teucrium 2x Daily Wheat ETF NAV	-2.51
S&P 500 TR	-2.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/wxet for more recent performance information. Visit https://teucrium.com/etfs/wxet for more recent performance information.
Net Assets	$ 1,947,145
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 882
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,947,145
Number of Holdings	1
Net Advisory Fee	$882
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Wheat Futures	-2.3%

Updated Prospectus Web Address	https://teucrium.com/etfs/wxet
Teucrium Agricultural Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	Teucrium Agricultural Strategy No K-1 ETF
Class Name	Teucrium Agricultural Strategy No K-1 ETF
Trading Symbol	TILL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/etfs/till. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/etfs/till
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium Agricultural Strategy No K-1 ETF	$83	0.89%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TILL, which holds four equally weighted commodity futures contracts, provides exposure to Corn, Wheat, Soybeans, and Sugar. All constituents exhibited negative price performance during 2024.  Rolling 1 month futures performance for 2024:
∘ Corn -1.13%
∘ Wheat -9.11%
∘ Soybeans -21.64%
∘ Sugar -7.85%
• TILL NAV Total Return -14.17%
• The S&P 500 Index Total Return +25.02%
•  Effective August 28, 2024, the S&P 500 Index replaced the Bloomberg Commodity Index Total Return Index as the Fund’s primary benchmark index.The S&P 500 (Standard & Poor’s 500) is a widely used stock market index that tracks the performance of 500 large-cap companies listed on U.S. stock exchanges, such as the NYSE and NASDAQ. It represents a broad spectrum of industries, making it a key benchmark for the overall health and performance of the U.S. equity market. The index is weighted by market capitalization and includes performance from capital appreciation and dividend reinvestment.
• TILL’s NAV experienced a negative excess return of -39.19% compared to the fund’s performance benchmark, S&P 500 TR. This underperformance was largely due to TILL’s overweight to agriculture focused derivatives relative to its stock-based performance benchmark.
The ETF’s performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of corn, wheat, soybeans, and sugar will also play a significant role. Additionally, macroeconomic factors such as inflation rates, interest rates, and economic growth prospects will influence performance. Potential changes in trade policy and regulatory developments, including tariffs, subsidies, and international trade agreements, will further impact the ETF’s outlook.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Teucrium Agricultural Strategy No K-1 ETF NAV	-14.17	-11.38
S&P 500 TR	25.02	17.55
Bloomberg Commodity Index Total Return	5.38	-5.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/etfs/till for more recent performance information. Visit https://teucrium.com/etfs/till for more recent performance information.
Net Assets	$ 4,182,854
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 16,998
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,182,854
Number of Holdings	4
Net Advisory Fee	$16,998
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Corn Futures	-0.2%
Soybean Futures	-0.7%
Sugar No. 11 Futures	-1.5%
Wheat Futures	-2.8%

Updated Prospectus Web Address	https://teucrium.com/etfs/till

[1]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would have been higher if the Fund had been in operations for the full period.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would have been higher if the Fund had been in operations for the full period.